Subsequent Events (Details) - USD ($)									3 Months Ended	8 Months Ended	12 Months Ended
	Jul. 12, 2023	Jul. 10, 2023	Jun. 09, 2023	May 11, 2023	Apr. 14, 2023	Apr. 13, 2023	Apr. 12, 2023	Apr. 10, 2023	Mar. 31, 2023	Dec. 14, 2023	Dec. 31, 2022	Jan. 14, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)												$ 10
Public shares outstanding (in Shares)									1,348,887
Subsequent events, description									The Company will deposit $35,000, or approximately $0.026 per Public Share that was not redeemed in connection with the Extension, into the Company’s Trust Account (i) in connection with the first drawdown under the Extension Note and (ii) for each of the up to seven subsequent calendar months (commencing on May 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete an initial Business Combination.
Preferred stock par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stockholders holding public shares (in Shares)								15,901,113
Trust Account to pay								$ 165,137,380
Price per share (in Dollars per share)								$ 10.38
Public shares outstanding (in Shares)								1,348,887
Principal amount							$ 300,000
Trust account				$ 35,000	$ 35,000
Promissory note						$ 50,000
Stated value per share					$ 750,000
Capital market pursuant									$ 35,000,000
Company loans											$ 35,000
Non redeemed public share											$ 0.035
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares)					75,000
Preferred stock par value (in Dollars per share)					$ 10
Forecast [Member]
Subsequent Events (Details) [Line Items]
Trust account	$ 35,000		$ 35,000
Total deposit										$ 140,000
Capital market pursuant		$ 35,000,000
Stockholders equity		2,500,000
Net income from continuing operations		$ 500,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 280,000